Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Transactions with Third Party [Line Items]
Contract adjustment payments	$ 78,056	$ 113,876
Asset retirement obligations	113,678	116,584
Advances in aid of construction	90,096	88,546
Environmental remediation obligation	41,092	42,457
Customer deposits	35,360	34,675
Unamortized investment tax credits	17,419	17,649
Deferred credits and contingent consideration	45,937	39,498
Preferred shares, Series C	12,067	12,072
Hook-up fees	25,813	32,463
Lease liabilities	21,415	21,834
Contingent development support obligations	9,129	8,824
Other	34,004	41,156
Other long-term liabilities	549,874	595,442
Less: current portion	(119,495)	(134,212)
Other long-term liabilities, excluding current	430,379	461,230
Related Party
Transactions with Third Party [Line Items]
Note payable to related party	$ 25,808	$ 25,808